Related party transactions (Metrogas Transactions) (Details)	12 Months Ended			1 Months Ended					0 Months Ended	12 Months Ended															0 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Aug. 31, 2014 Credit facility US$1,121 USD ($)	Jan. 31, 2011 Credit facility US$1,121 USD ($)	Dec. 31, 2013 Credit facility US$1,121 West Leo USD ($)	Feb. 21, 2014 Term Loan B USD ($)	Aug. 26, 2014 Secured Debt Credit Facility US $1,350 USD ($)	Dec. 20, 2012 Metrogas Affiliated Entity USD ($)	Dec. 31, 2014 Metrogas Affiliated Entity USD ($)	Dec. 31, 2013 Metrogas Affiliated Entity USD ($)	Dec. 31, 2012 Metrogas Affiliated Entity USD ($)	Dec. 10, 2013 Metrogas Affiliated Entity USD ($)	Dec. 21, 2012 Metrogas Affiliated Entity USD ($)	Jun. 27, 2012 Metrogas Affiliated Entity NOK	Jun. 07, 2012 Metrogas Affiliated Entity NOK	May 15, 2012 Metrogas Affiliated Entity USD ($)	Mar. 22, 2012 Metrogas Affiliated Entity USD ($)	Sep. 20, 2013 Metrogas Loans Payable Affiliated Entity USD ($)	Jul. 19, 2013 Metrogas Loans Payable Affiliated Entity USD ($)	Mar. 27, 2013 Metrogas Loans Payable Affiliated Entity USD ($)	Feb. 27, 2013 Metrogas Loans Payable Affiliated Entity USD ($)	Dec. 31, 2012 Metrogas Loans Payable Affiliated Entity NOK	Dec. 21, 2012 Metrogas Loans Payable Affiliated Entity USD ($)	Jul. 19, 2013 Metrogas Norwegian Interbank Offered Rate (NIBOR) [Member] Loans Payable Affiliated Entity	Sep. 20, 2013 Metrogas LIBOR Loans Payable Affiliated Entity	Aug. 26, 2014 Metrogas Credit facility US$1,121 Affiliated Entity USD ($)	Feb. 21, 2014 Metrogas Credit facility US$1,121 Affiliated Entity USD ($)	Dec. 10, 2013 Metrogas Credit facility US$1,121 Affiliated Entity USD ($)
Related Party Transaction [Line Items]
Short-term debt to related party	$ 189,000,000	$ 55,000,000												$ 93,000,000			$ 50,000,000	$ 84,000,000			$ 700,000,000	$ 300,000,000	140,000,000	$ 93,000,000
Long-term debt due to related parties	415,000,000	1,415,000,000													2,100,000,000	1,200,000,000
Proceeds from Sale of Unsecured bond									500,000,000
Accrued interest on sale of unsecured bond									9,000,000
Interest rate on related party debt									7.75%
Proceeds from debt to related party	90,000,000	756,000,000	1,013,000,000						415,000,000
Due to related parties											840,000,000		840,000,000
Description of variable rate basis																									NIBOR	LIBOR
Basis spread on variable rate																									3.50%	3.00%
Debt, face amount					1,121,000,000		1,800,000,000.0												99,000,000	1,500,000,000									1,121,000,000
Maximum borrowing capacity								1,350,000,000
Long-term debt	12,620,000,000	13,466,000,000				472,600,000
Repayments of debt to related party	910,000,000	1,181,000,000	487,000,000																									436,000,000
Net loss on debt extinguishment	(54,000,000)	0	0	16,000,000																							16,000,000
Interest expense	$ (478,000,000)	$ (445,000,000)	$ (340,000,000)							$ (1,000,000)	$ (10,000,000)	$ (7,000,000)